Schedule of investments
Delaware Ivy International Value Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 96.36%Δ
Denmark − 2.67%
Novo Nordisk Class B	20,894	$ 3,375,214
		3,375,214
Finland − 0.01%
Nokia	3,500	14,665
		14,665
France − 19.71%
Air Liquide	32,340	5,799,696
Amundi 144A #	250	14,770
Bouygues	400	13,437
Danone	103,383	6,335,667
Euroapi †	9	103
Kering	3,957	2,185,052
Orange	271,829	3,176,714
Publicis Groupe	25,767	2,067,963
Rexel	610	15,075
Sanofi	100	10,766
Schneider Electric	100	18,168
Sodexo	47,375	5,216,810
Technip Energies ADR	1,000	23,060
		24,877,281
Germany − 13.62%
adidas AG	29,465	5,719,983
BASF	310	15,061
Covestro 144A #, †	200	10,407
Fresenius Medical Care AG & Co.	39,286	1,877,522
Knorr-Bremse	39,821	3,044,061
SAP	47,588	6,500,873
Siemens	130	21,671
		17,189,578
Hong Kong − 0.01%
Galaxy Entertainment Group †	2,000	12,741
		12,741
Japan − 9.57%
Asahi Group Holdings	33,500	1,299,794
Bridgestone	232	9,531
Fukuoka Financial Group	700	14,468
Honda Motor	600	18,176
Iida Group Holdings	900	15,209
Isuzu Motors	600	7,279
Kao	98,200	3,563,670
KDDI	54,000	1,667,688
Komatsu	300	8,114
Lawson	200	8,868
Makita	138,900	3,926,187
Mitsui & Co.	400	15,139
Panasonic Holdings	1,000	12,262
Seven & i Holdings	34,600	1,494,795
Sumitomo Mitsui Financial Group	400	17,144
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan (continued)
Suzuki Motor	200	$ 7,253
		12,085,577
Netherlands − 6.27%
Koninklijke Ahold Delhaize	232,188	7,915,991
		7,915,991
Spain − 4.43%
Amadeus IT Group †	73,427	5,591,494
		5,591,494
Sweden − 9.76%
Essity Class B	169,943	4,525,866
H & M Hennes & Mauritz Class B	174,812	3,006,296
Securitas Class B	582,715	4,786,276
		12,318,438
Switzerland − 11.61%
Nestle	53,919	6,486,003
Novartis	200	20,164
Roche Holding	16,720	5,107,459
Swatch Group	10,401	3,041,172
		14,654,798
United Kingdom − 18.70%
Diageo	158,453	6,812,054
Intertek Group	66,437	3,601,413
J Sainsbury	5,790	19,793
John Wood Group †	8,270	14,248
Smith & Nephew	421,231	6,795,859
Tesco	5,630	17,760
Travis Perkins	1,020	10,564
Unilever	121,424	6,323,062
Vodafone Group	8,750	8,250
		23,603,003
Total Common Stocks (cost $119,959,966)		121,638,780

Preferred Stock – 2.50%
Germany − 2.50%
Henkel AG & Co. 2.64% ω	39,474	3,156,983
Total Preferred Stock (cost $3,206,927)		3,156,983

Total Value of Securities−98.86% (cost $123,166,893)		124,795,763
Receivables and Other Assets Net of Liabilities — 1.14%		1,434,441
Net Assets Applicable to 7,968,361 Shares Outstanding — 100.00%	$126,230,204

NQ- IV951 [0623] 0823 (3053267)    1

Schedule of investments
Delaware Ivy International Value Fund   (Unaudited)
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2023, the aggregate value of Rule 144A securities was $25,177, which represents 0.02% of the Fund's net assets.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
2    NQ- IV951 [0623] 0823 (3053267)